Properties, Plant and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 34,900	$ 20,300	$ 106,000	$ 31,000